Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 177,074	₩ 196,564
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD., MSC
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	153,395	166,077
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanmar Oil and Gas Enterprise
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 23,679	₩ 30,487